Accumulated Other Comprehensive Income (Loss)	6 Months Ended
Sep. 30, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
13.	Accumulated Other Comprehensive Income (Loss)
Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the six months ended September 30, 2021 and 2022, are as follows:

	Six months ended September 30, 2021
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2021	¥(16,208)	¥558	¥(21,073)	¥(36,456)	¥(11,471)	¥(84,650)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(4,353) million	12,378					12,378
Reclassification adjustment included in net income, net of tax of ¥1,204 million	(4,058)					(4,058)
Debt valuation adjustments, net of tax of ¥17 million		(46)				(46)
Reclassification adjustment included in net income, net of tax of ¥6 million		(15)				(15)
Defined benefit pension plans, net of tax of ¥24 million			(38)			(38)
Reclassification adjustment included in net income, net of tax of ¥(74) million			187			187
Foreign currency translation adjustments, net of tax of ¥(1,341) million				14,380		14,380
Reclassification adjustment included in net income, net of tax of ¥(267) million				552		552
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(64) million					348	348
Reclassification adjustment included in net income, net of tax of ¥(593) million					1,822	1,822

Total other comprehensive income (loss)	8,320	(61)	149	14,932	2,170	25,510

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interests	0	0	(1)	615	68	682

Balance at September 30, 2021 *	¥(7,888)	¥497	¥(20,923)	¥(22,139)	¥(9,369)	¥(59,822)

*	As of September 30, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Six months ended September 30, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2022	¥(72,892)	¥221	¥(8,072)	¥61,914	¥2,788	¥(16,041)

Net unrealized gains (losses) on investment in securities, net of tax of ¥54,025 million	(142,995)					(142,995)
Reclassification adjustment included in net income, net of tax of ¥292 million	(872)					(872)
Debt valuation adjustments, net of tax of ¥(25) million		66				66
Reclassification adjustment included in net income, net of tax of ¥2 million		(6)				(6)
Defined benefit pension plans, net of tax of ¥81 million			(225)			(225)
Reclassification adjustment included in net income, net of tax of ¥33 million			(91)			(91)
Foreign currency translation adjustments, net of tax of ¥27,143 million				184,993		184,993
Reclassification adjustment included in net income, net of tax of ¥(12) million				102		102
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(4,707) million					17,082	17,082
Reclassification adjustment included in net income, net of tax of ¥(436) million					1,449	1,449

Total other comprehensive income (loss)	(143,867)	60	(316)	185,095	18,531	59,503

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	2	7,886	1,472	9,360

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	88	0	88

Balance at September 30, 2022 *	¥(216,759)	¥281	¥(8,390)	¥239,035	¥19,847	¥34,014

*	As of September 30, 2022, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended September 30, 2021 and 2022, are as follows:

	Three months ended September 30, 2021
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2021	¥(9,827)	¥534	¥(21,119)	¥(27,553)	¥(10,608)	¥(68,573)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(1,713) million	5,856					5,856
Reclassification adjustment included in net income, net of tax of ¥1,173 million	(3,917)					(3,917)
Debt valuation adjustments, net of tax of ¥11 million		(29)				(29)
Reclassification adjustment included in net income, net of tax of ¥3 million		(8)				(8)
Defined benefit pension plans, net of tax of ¥(22) million			106			106
Reclassification adjustment included in net income, net of tax of ¥(34) million			90			90
Foreign currency translation adjustments, net of tax of ¥1,996 million				5,635		5,635
Reclassification adjustment included in net income, net of tax of ¥(113) million				256		256
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(51) million					66	66
Reclassification adjustment included in net income, net of tax of ¥(394) million					1,212	1,212

Total other comprehensive income (loss)	1,939	(37)	196	5,891	1,278	9,267

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	477	39	516

Balance at September 30, 2021 *	¥(7,888)	¥497	¥(20,923)	¥(22,139)	¥(9,369)	¥(59,822)

*	As of September 30, 2021, there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

	Three months ended September 30, 2022
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2022	¥(154,265)	¥205	¥(8,239)	¥169,590	¥12,986	¥20,277

Net unrealized gains (losses) on investment in securities, net of tax of ¥23,591 million	(62,396)					(62,396)
Reclassification adjustment included in net income, net of tax of ¥10 million	(98)					(98)
Debt valuation adjustments, net of tax of ¥(31) million		80				80
Reclassification adjustment included in net income, net of tax of ¥1 million		(4)				(4)
Defined benefit pension plans, net of tax of ¥45 million			(105)			(105)
Reclassification adjustment included in net income, net of tax of ¥17 million			(46)			(46)
Foreign currency translation adjustments, net of tax of ¥3,827 million				70,964		70,964
Reclassification adjustment included in net income, net of tax of ¥(3) million				12		12
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(3,069) million					8,763	8,763
Reclassification adjustment included in net income, net of tax of ¥399 million					(1,163)	(1,163)

Total other comprehensive income (loss)	(62,494)	76	(151)	70,976	7,600	16,007

Less: Other Comprehensive Income Attributable to the Noncontrolling Interests	0	0	0	1,481	739	2,220

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	50	0	50

Balance at September 30, 2022 *	¥(216,759)	¥281	¥(8,390)	¥239,035	¥19,847	¥34,014

*	As of September 30, 202 2 , there were no net unrealized gains (losses) on investment in securities related to available-for-sale debt securities with allowance for credit losses.

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2021 and 2022 are as follows:

	Six months ended September 30, 2021
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥4,177	Gains on investment securities and dividends
Sales of debt securities	1,415	Life insurance premiums and related investment income
Amortization of debt securities	58	Finance revenues
Amortization of debt securities	(347)	Life insurance premiums and related investment income
Others	(41)	Write-downs of securities

	5,262	Total before income tax
	(1,204)	Income tax (expense) or benefit

	¥4,058	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥21	Life insurance costs

	21	Total before income tax
	(6)	Income tax (expense) or benefit

	¥15	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥201	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(461)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(261)	Total before income tax
	74	Income tax (expense) or benefit

	¥(187)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(898)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	79	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(819)	Total before income tax
	267	Income tax (expense) or benefit

	¥(552)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(542)	Interest expense
Foreign exchange contracts	(124)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,749)	Interest expense/Other (income) and expense

	(2,415)	Total before income tax
	593	Income tax (expense) or benefit

	¥(1,822)	Net of tax

	Six months ended September 30, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income
	Millions of yen	Consolidated statements of income caption
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥17	Gains on investment securities and dividends
Sales of debt securities	811	Life insurance premiums and related investment income
Amortization of debt securities	162	Finance revenues
Amortization of debt securities	174	Life insurance premiums and related investment income

	1,164	Total before income tax
	(292)	Income tax (expense) or benefit

	¥872	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥8	Life insurance costs

	8	Total before income tax
	(2)	Income tax (expense) or benefit

	¥6	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥170	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(45)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	124	Total before income tax
	(33)	Income tax (expense) or benefit

	¥91	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,653)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense
Sales or liquidation	1,539	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(114)	Total before income tax
	12	Income tax (expense) or benefit

	¥(102)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(157)	Interest expense
Foreign exchange contracts	(164)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,564)	Interest expense/Other (income) and expense

	(1,885)	Total before income tax
	436	Income tax (expense) or benefit

	¥(1,449)	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended September 30, 2021 and 2022 are as follows:

Details about accumulated other comprehensive income components	Three months ended September 30, 2021
	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥3,964	Gains on investment securities and dividends
Sales of debt securities	1,319	Life insurance premiums and related investment income
Amortization of debt securities	27	Finance revenues
Amortization of debt securities	(185)	Life insurance premiums and related investment income
Others	(35)	Write-downs of securities and other

	5,090	Total before income tax
	(1,173)	Income tax (expense) or benefit

	¥3,917	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥11	Life insurance costs

	11	Total before income tax
	(3)	Income tax (expense) or benefit

	¥8	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥101	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(224)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	(124)	Total before income tax
	34	Income tax (expense) or benefit

	¥(90)	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(404)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	35	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(369)	Total before income tax
	113	Income tax (expense) or benefit

	¥(256)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥(266)	Interest expense
Foreign exchange contracts	(75)	Interest expense/Other (income) and expense
Foreign currency swap agreements	(1,265)	Interest expense/Other (income) and expense

	(1,606)	Total before income tax
	394	Income tax (expense) or benefit

	¥(1,212)	Net of tax

	Three months ended September 30, 2022
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥1	Gains on investment securities and dividends
Sales of debt securities	(143)	Life insurance premiums and related investment income
Amortization of debt securities	50	Finance revenues
Amortization of debt securities	200	Life insurance premiums and related investment income

	108	Total before income tax
	(10)	Income tax (expense) or benefit

	¥98	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥5	Life insurance costs

	5	Total before income tax
	(1)	Income tax (expense) or benefit

	¥4	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥86	See Note 16 “Pension Plans”
Amortization of net actuarial loss	(22)	See Note 16 “Pension Plans”
Amortization of transition obligation	(1)	See Note 16 “Pension Plans”

	63	Total before income tax
	(17)	Income tax (expense) or benefit

	¥46	Net of tax

Foreign currency translation adjustments
Foreign exchange contracts	¥(1,171)	Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense
Sales or liquidation	¥1,156	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(15)	Total before income tax
	3	Income tax (expense) or benefit

	¥(12)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥63	Interest expense
Foreign exchange contracts	(84)	Interest expense/Other (income) and expense
Foreign currency swap agreements	1,583	Interest expense/Other (income) and expense

	1,562	Total before income tax
	(399)	Income tax (expense) or benefit

	¥1,163	Net of tax